UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2016

Date of reporting period: 05/31/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the HedgeRow Income and Opportunity Fund, a series of the 360 Funds, for the period ended May 31, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

HedgeRow Income and Opportunity Fund

Class A Shares (Ticker Symbol: HROAX)
Institutional Class Shares (Ticker Symbol: HIOIX)

A Series of the
360 Funds

SEMI-ANNUAL REPORT

May 31, 2016

Investment Adviser

Willard Mills Advisory, LLC
P.O. Box 2549
Brentwood, TN 37024-2549

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF OPTIONS WRITTEN	4
STATEMENTS OF ASSETS AND LIABILITIES	5
STATEMENTS OF OPERATIONS	6
STATEMENTS OF CHANGES IN NET ASSETS	7
FINANCIAL HIGHLIGHTS	8
NOTES TO FINANCIAL STATEMENTS	9
ADDITIONAL INFORMATION	16
INFORMATION ABOUT YOUR FUND’S EXPENSES	18
BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	20

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS
May 31, 2016 (Unaudited)

The investment objective of the HedgeRow Income and Opportunity Fund (the “Fund”) is total return. The Fund seeks to meet its investment objective by investing in domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and total return through an options strategy.

Willard Mills Advisory, LLC (the “Adviser”) will primarily invest in securities of large capitalization issuers stocks with a history of strong earnings and dividend growth. The Fund invests in large capitalization issuers to have at time of purchase a market capitalization with the capitalization range of the S&P 500 Index. The Fund looks for stocks with attributes which suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, steady growing earnings, dividend yield with a tendency to raise such yield and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market, but with strong business models, which provides for lower levels of market volatility or non-correlated volatility, higher dividend returns and are generally less expensive to purchase.

The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. This income is designed to, over time, add to portfolio stability and improve returns. The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets.

The percentages in the above graph are based on the portfolio holdings of the Fund as of May 31, 2016 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 11.64%	Shares	Fair Value

Airlines - 0.35%
JetBlue Airways Corp. (a) (b)	500	$8,965

Auto Manufacturers - 0.48%
General Motors Co. (b)	400	12,512

Banks - 1.49%
BankUnited, Inc.	300	9,930
Goldman Sachs Group, Inc. (b)	100	15,948
Zions Bancorporation (b)	450	12,609
		38,487
Biotechnology - 0.75%
Celgene Corp. (a) (b)	100	10,552
Gilead Sciences, Inc. (b)	100	8,706
		19,258
Chemicals - 0.38%
Potash Corp. of Saskatchewan, Inc. (b)	600	9,798

Commercial Services - 0.81%
United Rentals, Inc. (a) (b)	300	20,901

Computers - 0.39%
Apple, Inc. (b)	100	9,986

Internet - 1.01%
Alphabet, Inc. - Class C (a)	20	14,714
Yahoo!, Inc. (a)	300	11,382
		26,096
Media - 0.77%
Walt Disney Co. (b)	200	19,844

Oil & Gas - 0.36%
BP PLC - ADR	300	9,420

Pharmaceuticals - 0.55%
Bristol-Myers Squibb Co. (b)	200	14,340

Retail - 2.55%
Lowe's Cos., Inc. (b)	200	16,026
Shake Shack, Inc. - Class A (a) (b)	400	15,320
TJX Cos., Inc. (b)	200	15,224
Tractor Supply Co. (b)	200	19,220
		65,790

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 11.64% (continued)	Shares	Fair Value

Semiconductors - 1.75%
Ambarella, Inc. (a) (b)	300	$12,402
NVIDIA Corp. (b)	300	14,016
NXP Semiconductors NV (a) (b)	200	18,898
		45,316

TOTAL COMMON STOCK (Cost $277,110)		300,713

SHORT-TERM INVESTMENTS - 88.63%
Federated Government Obligations Fund - Class I, 0.20% (c)	2,288,332	2,288,332
TOTAL SHORT-TERM INVESTMENTS (Cost $2,288,332)		2,288,332

TOTAL INVESTMENTS (Cost $2,565,442) – 100.27%		$2,589,045

OPTIONS WRITTEN (Proceeds $13,713) - (0.62%)		(16,013)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		8,962

NET ASSETS - 100%		$2,581,994

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the rate at May 31, 2016, is subject to change and resets daily.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.62)%

CALL OPTIONS WRITTEN - (0.56)%	Strike	Expiration	Contracts [1]	Fair Value

Ambarella, Inc.	$50.00	8/19/2016	3	$345
Apple, Inc.	$110.00	7/15/2016	1	33
Bristol-Myers Squibb Co.	$70.00	9/16/2016	2	806
Celgene Corp.	$115.00	10/21/2016	1	452
General Motors Co.	$34.00	9/16/2016	4	156
Gilead Sciences, Inc.	$100.00	8/19/2016	1	44
Goldman Sachs Group, Inc.	$175.00	10/21/2016	1	288
JetBlue Airways Corp.	$25.00	9/16/2016	5	38
Lowe's Cos., Inc.	$75.00	7/15/2016	2	1,126
NVIDIA Corp.	$40.00	9/16/2016	3	2,391
NXP Semiconductors NV	$80.00	7/15/2016	2	2,720
Potash Corp. of Saskatchewan, Inc.	$19.00	9/16/2016	6	210
Shake Shack, Inc. - Class A	$37.50	9/16/2016	1	370
Shake Shack, Inc. - Class A	$45.00	6/17/2016	3	30
TJX Cos., Inc.	$80.00	7/15/2016	2	100
Tractor Supply Co.	$95.00	7/15/2016	2	672
United Rentals, Inc.	$57.50	6/17/2016	3	3,540
Walt Disney Co.	$100.00	7/15/2016	2	350
Zions Bancorporation	$28.00	10/21/2016	4	812
TOTAL CALL OPTIONS WRITTEN (Proceeds $11,174)				$14,483

PUT OPTIONS WRITTEN - (0.06)%
American Express Co.	$65.00	1/20/2017	2	$850
Cerner Corp.	$52.50	1/20/2017	2	680
TOTAL PUT OPTIONS WRITTEN (Proceeds $2,539)				$1,530

TOTAL OPTIONS WRITTEN (Proceeds $13,713)				$16,013

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value	$2,589,045
Deposits at broker	13,633
Due from adviser	8,831
Receivables:
Interest	165
Dividends	378
Prepaid expenses	1,675
Total assets	2,613,727

Liabilities:
Options written, at value	16,013
Payables:
Accrued distribution (12b-1) fees	133
Due to administrator	3,810
Accrued Trustee fees	722
Accrued expenses	11,055
Total liabilities	31,733
Net Assets	$2,581,994

Sources of Net Assets:
Paid-in capital	$2,562,851
Accumulated net realized loss on investments	(1)
Accumulated net investment loss	(2,159)
Net unrealized appreciation on investments and options written	21,303
Total Net Assets (Unlimited shares of beneficial interest authorized)	$2,581,994

Total Investments, at cost	$2,565,442
Proceeds from options written	$13,713

Class A Shares:
Net assets	$206,449
Shares Outstanding (Unlimited shares of beneficial interest authorized)	19,579
Net Asset Value Per Share	$10.54

Maximum Offering Price Per Share (a)	$11.15

Minimum Redemption Price Per Share (b)	$10.43

Institutional Class Shares:
Net assets	$2,375,545
Shares Outstanding (Unlimited shares of beneficial interest authorized)	225,173
Net Asset Value, Offering and Redemption Price Per Share	$10.55

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT
For the
Period Ended
May 31, 2016 (a)
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $23)	$1,179
Interest	214
Total investment income	1,393

Expenses:
Management fees (Note 6)	2,141
Distribution (12b-1) fees - Class A	133
Accounting and transfer agent fees and expenses	16,220
Legal fees	8,580
Audit fees	5,841
Custodian fees	4,487
Trustee fees and expenses	4,128
Miscellaneous	2,927
Pricing fees	1,795
Registration and filing fees	349
Reports to shareholders	179
Interest expense	80
Total expenses	46,860
Less: fees waived and expenses absorbed	(43,308)
Net expenses	3,552

Net investment loss	(2,159)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(1)
Net realized loss on investments	(1)

Net change in unrealized appreciation (depreciation) on:
Investments	23,603
Options written	(2,300)
Net change in unrealized appreciation	21,303

Net gain on investments	21,302

Net increase in net assets resulting from operations	$19,143

(a)	The HedgeRow Income and Opportunities Fund commenced operations on January 21, 2016.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

For the
Period Ended
May 31, 2016 (a)
(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(2,159)
Net realized loss on investments	(1)
Net unrealized appreciation on investments and options	21,303
Net increase in net assets resulting from operations	19,143

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	2,562,851

Increase in net assets	2,581,994

Net Assets:
Beginning of period	-

End of period	$2,581,994
Accumulated net investment loss	$(2,159)

(a)	The HedgeRow Income and Opportunities Fund commenced operations on January 21, 2016.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

May 31, 2016 (Unaudited)	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A		Institutional Class
	For the		For the
	Period Ended		Period Ended
	May 31, 2016 (a)		May 31, 2016 (a)
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment loss (b)	(0.04)		(0.05)
Net realized and unrealized gain on investments	0.58		0.60
Total from investment operations	0.54		0.55

Net Asset Value, End of Period	$10.54		$10.55

Total Return (c)	5.40%	(d)	5.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$206		$23,755

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	27.53%	(e) (f)	27.28%	(e) (f)
After fees waived and expenses absorbed	2.25%	(e) (f)	2.00%	(e) (f)

Ratios of net investment loss:
Before fees waived and expenses absorbed	(26.72)%	(e) (f)	(26.47)%	(e) (f)
After fees waived and expenses absorbed	(1.43)%	(e) (f)	(1.18)%	(e) (f)

Portfolio turnover rate	0.00%	(d)	0.00%	(d)

(a)	The HedgeRow Income and Opportunities Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.05% of interest expense during the period ended May 31, 2016.

The accompanying notes are an integral part of these financial statements.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The HedgeRow Income and Opportunity Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is Willard Mills Advisory, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Institutional Class shares. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)   Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)   Options – The Fund’s option strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)   Federal Income Taxes – The Fund intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period ended May 31, 2016, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period ended May 31, 2016, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)   Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)   Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)   Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

g)   Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h)   Contingent Deferred Sales Charges – A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor during the period ended May 31, 2016.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2016.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$300,713	$-	$-	$300,713
Short-Term Investments	2,288,332	-	-	2,288,332
Total Assets	$2,589,045	$-	$-	$2,589,045

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$14,483	$-	$-	$14,483
Put Options Written	1,530	-	-	1,530
Total Liabilities	$16,013	$-	$-	$16,013

 (1) As of and during the period ended May 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2) All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period ended May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period ended May 31, 2016, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of May 31, 2016, portfolio securities valued at $158,304 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during the period ended May 31, 2016 were as follows:

Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	48	11,174
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	48	$11,174

Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of year	-	$-
Options written	4	2,539
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of year	4	$2,539

*	One option contract is equivalent to one hundred shares of common stock.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

As of May 31, 2016, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$14,483	$14,483
Put options written	Options written, at value	1,530	1,530
Total Liabilities		$16,013	$16,013

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period ended May 31, 2016, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Total
Call options written	Options written	$(3,309)	$(3,309)
Put option written	Options written	1,009	1,009
		$2,300	$2,300

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2016.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$16,013	(1)	$16,013	(2)	$-	$-
Total	$16,013	(1)	$16,013	(2)	$-	$-

(1)	Written options at value as presented in the Fund’s Schedule of Written Options.
(2)	The amount is limited to the derivative liability balances and accordingly do not include excess collateral pledged.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period ended May 31, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	19,579	-	-	19,579
Value	$200,000	$-	$-	$200,000
Class C
Shares	225,173	-	-	225,173
Value	$2,362,851	$-	$-	$2,362,851

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Purchases	Sales
$277,110	$-

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Funds’ net assets. For the period ended May 31, 2016, the Adviser earned $2,141 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% through at least April 1, 2017. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. For the period ended May 31, 2016, the Adviser waived advisory fees of $2,141 and reimbursed expenses of $41,167.

If, at any time, the annualized expenses of the Fund are less than the annualized expense limitation ratios, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of the Fund to exceed the annualized expense limitation ratios. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $43,308, and can be recouped no later than November 30, 2019.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period ended May 31, 2016, M3Sixty earned $16,220, including out of pocket expenses with $3,810 remaining payable at May 31, 2016.

Certain officers of the Funds are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Class A shares of the Fund took effect October 7, 2015. For the period ended May 31, 2016, the Fund accrued $133 in 12b-1 expenses attributable to Class A shares.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$2,551,729	$34,049	$(12,746)	$21,303

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year and will be provided at the end of the current fiscal year ending November 30, 2016.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of May 31, 2016, the Fund had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid during the period ended May 31, 2016.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
May 31, 2016 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period ended May 31, 2016.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION
May 31, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$ 575	None	None	$ 575
Thomas Krausz	$ 575	None	None	$ 575
Tom M. Wirtshafter	$ 575	None	None	$ 575
Gary DiCenzo	$ 575	None	None	$ 575
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry E. Beaver	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers thirteen (13) series of shares.

[2]	Figures are for the period ended May 31, 2016.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 01/21/16 through 05/31/16

	Beginning Account Value (01/21/2016)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+5.40%)	$1,000.00	2.25%	$1,054.00	$8.27
Institutional Class (+5.50%)	$1,000.00	2.00%	$1,055.00	$7.36

Expenses and Value of a $1,000 Investment for the six month period from 12/01/15 through 05/31/16

	Beginning Account Value (12/01/2015)	Annualized Expense Ratio for the Period	Ending Account Value (05/31/2016)	Expenses Paid During Period (b)
Hypothetical 5% Return
Class A	$1,000.00	2.25%	$1,013.80	$11.33
Institutional Class	$1,000.00	2.00%	$1,015.00	$10.08

(a)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 131/366 to reflect the period January 21, 2016, the date of initial expense accruals through May 31, 2016.

(b)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

HedgeRow Income and Opportunity Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 21, 2015 for the Fund were as follows:
HedgeRow Income and Opportunity Fund Class A, gross of fee waivers or expense reimbursements	2.64%
HedgeRow Income and Opportunity Fund Class A, after waiver and reimbursement*	2.20%
HedgeRow Income and Opportunity Fund Institutional Class, gross of fee waivers or expense reimbursements	2.39%
HedgeRow Income and Opportunity Fund Institutional Class, after waiver and reimbursement*	1.95%

Willard Mills Advisory, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% through at least April 1, 2017. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses during the period since inception from January 21, 2016 through May 31, 2016 were 27.53% and 27.28% for the HedgeRow Income and Opportunity Fund Class A shares and HedgeRow Income and Opportunity Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during period since inception from January 21, 2016 through May 31, 2016.

360 FUNDS
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND WILLARD MILLS ADVISORY, LLC

On October 7, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the Investment Advisory Agreement between the Trust and Willard Mills Advisory, LLC (the “Adviser”) with respect to the HedgeRow Income and Opportunity Fund (the “Fund”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to approval, the Board took into consideration information prepared for the approval meeting, such as: (i) reports regarding the services and support to be provided to the Fund and their shareholders by the Adviser; (ii) information prepared by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Fund and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Fund and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Fund; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser to the Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities); the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolios by the Adviser; the Adviser’s succession plan and business continuity plan; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Fund.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other Fund in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Fund by the principals of the Adviser to their roles for the Fund.

The Trustees also considered the fees charged by the Adviser to comparable accounts they manage in a similar style and noted that, typically, the fees charged to the Fund were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits expected to be realized by the Adviser from its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Fund grows and whether the total expense ratios reflect those economies of scale for the benefit of the Fund’s shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Willard Mills Advisory, LLC
P.O. Box 2549
Brentwood, TN 37024-2549

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

This page intentionally left blank

Privacy Notice

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons 360 Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix Capital Group, Inc. (Distributor)
What we do
How does 360 Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer  safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tell us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ M3Sixty Administration, LLC and Matrix Capital Group, Inc., could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ 360 Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ 360 Funds does not jointly market.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds
/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: August 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Principal Financial Officer
Date: August 3, 2016